SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Intangible Assets With Indefinite Lives, Impairment Of Long-Lived Assets And Intangible Assets With Definite Lives, Business Taxes, Value Added Taxes, Income Taxes) (Narrative) (Details)
$ in Thousands
	5 Months Ended	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Intangible assets with indefinite lives
Impairment loss for indefinite-lived intangible assets from discontinued operations			$ 13,658
Impairment loss for indefinite-lived intangible assets from continuing operations
Impairment of long-lived assets and intangible assets with definite lives
Impairment loss for intangible assets with definite life from discontinued operations			$ 1,496	$ 208
Impairment loss for intangible assets with definite life from continuing operations			307
Goodwill
Impairment of goodwill			$ 46,864
Business taxes
Business taxes for WVAS revenue (as a percent)		3.36%
Business taxes for games revenue (as a percent)		5.60%
Business taxes for advertising revenue (as a percent)		8.60%
Business taxes deducted in arriving net revenue		$ 25		$ 1
Value added taxes
Number of provinces and municipalities to which pilot value-added tax reform program was expanded | item	10
VAT and related surcharges rate, minimum (as a percent)		6.72%
VAT and related surcharges rate, maximum (as a percent)		6.78%
Amount of VAT reported as a deduction to revenue		$ 1,217	$ 2,356	3,610
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses		$ 0	$ 0	$ 0